11. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
11. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	March 31, 2014	December 31, 2013
Advisory and professional costs	$71,387	$172,051
Travel and hotel costs	-	15,272
Development costs	10,577	10,063
Management fee	22,784	-
Interest	9,361	8,451
Wage tax' return	21,631	15,177
Holiday pay allowance/Net salary	6,080	17,648
Other current liabilities	23,512	18,266
	$165,332	$256,928

All amounts are payable within one year.

	December 31,
	2013	2012
Advisory costs	$172,051	$-
Travel and hotel costs	15,272	-
Development costs	10,063	-
Management fee	-	36,057
Interest	8,451	4,557
Wage tax' return	15,177	-
Holiday pay allowance/Net salary	17,648	1,611
Other current liabilities	18,266	16,045
	$256,928	$58,270

The accrued advisory cost mainly relate to advises in relation to the PPO in December 2013. These will be settled in the first quarter of 2014. All amounts are payable within one year.